CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 200,000	$ 33,971,455	$ (192,153)	$ (4,378,873)	$ 6,123,022	$ 54,590,589	$ 12,131,754
Balance, shares at Dec. 31, 2016	20,000,000		(208,890)
Net income	$ 0	0	$ 0	0	0	5,345,311	553,067	$ 5,898,378
Transfer to statutory reserve	0	0	0	0	549,232	(549,232)		0
Foreign currency translation adjustment	0	0	0	6,606,207	0	0		6,606,207
Balance at Dec. 31, 2017	$ 200,000	33,971,455	$ (192,153)	2,227,334	6,672,254	59,386,668	12,684,821	114,950,379
Balance, shares at Dec. 31, 2017	20,000,000		(208,890)
Net income	$ 0	0	$ 0	0	0	10,379,453	1,005,530	11,384,983
Transfer to statutory reserve	0	0	0	0	1,092,559	(1,092,559)		0
Foreign currency translation adjustment	0	0	0	(6,272,303)	0	0		(6,272,303)
Balance at Dec. 31, 2018	$ 200,000	33,971,455	$ (192,153)	(4,044,969)	7,764,813	68,673,562	13,690,351	$ 120,063,059
Balance, shares at Dec. 31, 2018	20,000,000		(208,890)					19,791,110
Net income	$ 0	0	$ 0	0	0	11,089,170	1,137,712	$ 12,226,882
Transfer to statutory reserve	0	0	0	0	1,278,197	(1,278,197)		0
Foreign currency translation adjustment	0	0	0	(1,744,846)	0	0		(1,744,846)
Balance at Dec. 31, 2019	$ 200,000	$ 33,971,455	$ (192,153)	$ (5,789,815)	$ 9,043,010	$ 78,484,535	$ 14,828,063	$ 130,545,095
Balance, shares at Dec. 31, 2019	20,000,000		(208,890)					19,791,110